Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions
33.
Related party transactions

The Company entered into the following related party transactions during the periods noted, in addition to those disclosed in note 17 relating to the Company’s joint venture.

A former member of key management personnel (retired from SNDL on September 10, 2024) jointly controls a company that owns property leased to SNDL for one of its retail liquor stores. The lease term is from November 1, 2017 to October 31, 2027 and includes extension terms from November 1, 2027 to October 31, 2032 and November 1, 2032 to October 31, 2037. Monthly rent for the location includes base rent, common area costs and sign rent. The rent amounts are subject to increases in accordance with the executed lease agreement. For the period January 1, 2024 to September 10, 2024, the Company paid $125.2 thousand in total rent with respect to this lease.

Compensation of key management personnel

The Company considers the directors and officers of the Company as key management personnel.

	Year ended December 31
	2025	2024
Salaries and short-term benefits	7,321	10,788
Share-based compensation	12,058	13,741
	19,379	24,529